UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2018

Date of reporting period:	March 31, 2018

Item 1. Schedule of Investments:

Putnam VT Multi-Asset Absolute Return Fund

(Prior to 4/30/18 the fund was known as Putnam VT Absolute Return 500 Fund)
The fund's portfolio
3/31/18 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (12.7%)(a)
			Principal amount	Value

U.S. Government Agency Mortgage Obligations (12.7%)

Federal National Mortgage Association Pass-Through Certificates
3.50%, TBA, 5/1/48			$2,000,000	$2,001,172
3.50%, TBA, 4/1/48			2,000,000	2,004,219

				4,005,391

Total U.S. government and agency mortgage obligations (cost $3,990,938)				$4,005,391

COMMON STOCKS (11.7%)(a)
			Shares	Value

Basic materials (1.1%)

Anhui Conch Cement Co., Ltd. (China)			12,000	$66,198

Formosa Chemicals & Fibre Corp. (Taiwan)			10,000	37,351

Freeport-McMoRan, Inc. (Indonesia)(NON)			850	14,935

Kumba Iron Ore, Ltd. (South Africa)			1,293	31,030

Lotte Chemical Corp. (South Korea)			160	64,997

MMC Norilsk Nickel PJSC ADR (Russia)			429	7,962

PTT Global Chemical PCL (Thailand)			24,700	74,843

Siam Cement PCL (The) (Thailand)			650	10,393

Sinopec Shanghai Petrochemical Co., Ltd. (China)			72,000	44,016

				351,725
Capital goods (0.3%)

China Railway Group, Ltd. (China)			72,000	50,169

United Tractors Tbk PT (Indonesia)			19,700	45,969

				96,138
Communication services (1.0%)

China Mobile, Ltd. (China)			1,000	9,150

DISH Network Corp. Class A(NON)			4,808	182,175

LG Uplus Corp. (South Korea)			3,054	35,099

SK Telecom Co., Ltd. (South Korea)			290	63,528

TIM Participacoes SA (Brazil)			2,467	10,705

				300,657
Consumer cyclicals (1.3%)

Barloworld, Ltd. (South Africa)			2,512	35,300

China Dongxiang Group Co., Ltd. (China)			45,000	7,869

Dongfeng Motor Group Co., Ltd. (China)			28,000	32,671

Ford Otomotiv Sanayi AS (Turkey)			2,166	34,203

Geely Automobile Holdings, Ltd. (China)			11,000	32,129

Haier Electronics Group Co., Ltd. (China)			3,000	10,802

Imperial Holdings, Ltd. (South Africa)			2,966	58,606

Itausa - Investimentos Itau SA (Preference) (Brazil)			1,100	4,595

KOC Holding AS (Turkey)			13,067	54,119

Mr Price Group, Ltd. (South Africa)			2,083	50,215

Naspers, Ltd. Class N, (South Africa)			81	19,841

Pou Chen Corp. (Taiwan)			3,000	3,979

Smiles Fidelidade SA (Brazil)			2,400	50,523

Zhongsheng Group Holdings, Ltd. (China)			6,500	17,496

				412,348
Consumer staples (0.5%)

Gruma SAB de CV Class B, (Mexico)			4,042	46,290

Indofood Sukses Makmur Tbk PT (Indonesia)			64,500	33,813

LG Corp. (South Korea)			181	14,726

Turkiye Sise ve Cam Fabrikalari AS (Turkey)			6,615	8,527

Uni-President Enterprises Corp. (Taiwan)			5,000	11,832

Want Want China Holdings, Ltd. (China)			49,000	39,187

				154,375
Energy (0.3%)

PTT PCL (Foreign depositary shares) (Thailand)			4,200	73,604

SK Innovation Co., Ltd. (South Korea)			123	24,348

Thai Oil PCL (Thailand)			4,600	13,350

				111,302
Financials (3.3%)

Agricultural Bank of China, Ltd. (China)			142,000	81,659

Banco Santander (Brasil) S.A. (Units) (Brazil)			5,500	66,487

Bank Negara Indonesia Persero Tbk PT (Indonesia)			3,700	2,341

Bank of China, Ltd. (China)			81,000	44,022

Bank of Communications Co., Ltd. (China)			65,000	51,349

China Cinda Asset Management Co., Ltd. (China)			104,000	38,178

China Construction Bank Corp. (China)			123,000	127,809

Chongqing Rural Commercial Bank Co., Ltd. (China)			35,000	27,022

Guangzhou R&F Properties Co., Ltd. (China)			15,200	38,360

Hana Financial Group, Inc. (South Korea)			877	37,642

Hyundai Marine & Fire Insurance Co., Ltd. (South Korea)			191	6,971

Industrial & Commercial Bank of China, Ltd. (China)			125,000	108,395

Industrial Bank of Korea (South Korea)			4,054	58,382

IRB Brasil Resseguros SA (Brazil)			831	10,594

KB Financial Group, Inc. (South Korea)			602	34,282

Old Mutual PLC (South Africa)			11,109	37,355

People's Insurance Co. Group of China, Ltd. (China)			82,000	38,720

Public Bank Bhd (Malaysia)			6,300	39,115

Sberbank of Russia PJSC ADR (Russia)			2,012	37,576

Shinhan Financial Group Co., Ltd. (South Korea)			629	26,968

Turkiye Garanti Bankasi AS (Turkey)			12,939	35,879

Turkiye Is Bankasi AS Class C, (Turkey)			12,295	22,251

Yuanta Financial Holding Co., Ltd. (Taiwan)			140,000	64,101

				1,035,458
Health care (0.5%)

Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. (China)			2,000	6,205

Hengan International Group Co., Ltd. (China)			2,000	18,638

Hypermarcas SA (Brazil)			5,800	63,526

St Shine Optical Co., Ltd. (Taiwan)			2,000	58,168

				146,537
Technology (2.6%)

Acer, Inc. (Taiwan)			34,000	28,803

Alibaba Group Holding, Ltd. ADR (China)(NON)			476	87,365

LG Electronics, Inc. (South Korea)			55	5,650

Pegatron Corp. (Taiwan)			2,000	5,007

Radiant Opto-Electronics Corp. (Taiwan)			16,000	39,455

Samsung Electronics Co., Ltd. (South Korea)			107	247,047

SK Hynix, Inc. (South Korea)			988	75,358

Synnex Technology International Corp. (Taiwan)			14,000	20,896

Taiwan Semiconductor Manufacturing Co., Ltd. ADR (Taiwan)			2,007	87,826

Tencent Holdings, Ltd. (China)			2,900	154,371

Tripod Technology Corp. (Taiwan)			6,000	20,167

YY, Inc. ADR (China)(NON)			519	54,599

				826,544
Transportation (0.2%)

AirAsia Bhd (Malaysia)			29,800	30,278

MISC Bhd (Malaysia)			14,200	25,882

				56,160
Utilities and power (0.6%)

Cia de Saneamento Basico do Estado de Sao Paulo (Brazil)			5,900	62,548

Cia de Transmissao de Energia Eletrica Paulista (Preference) (Brazil)			812	16,356

PGE SA (Poland)(NON)			9,686	28,160

Tenaga Nasional Bhd (Malaysia)			18,300	76,834

				183,898

Total common stocks (cost $3,046,505)				$3,675,142

INVESTMENT COMPANIES (7.9%)(a)
			Shares	Value

Consumer Discretionary Select Sector SPDR Fund			3,567	$361,301

Consumer Staples Select Sector SPDR Fund(S)			6,705	352,884

Health Care Select Sector SPDR Fund			4,438	361,253

iShares MSCI India ETF (India)			9,409	321,129

Materials Select Sector SPDR Fund			6,096	347,106

Technology Select Sector SPDR Fund			5,523	361,315

Utility Select Sector SPDR Fund(S)			7,596	383,826

Total investment companies (cost $2,428,063)				$2,488,814

COMMODITY LINKED NOTES (7.2%)(a)(CLN)
			Principal amount	Value

Bank of America Corp. 144A sr. unsec. unsub. notes 1-month LIBOR less 0.20%, 2019 (Indexed to the BofA Merrill Lynch Commodity MLBX4SX6 Excess Return Strategy multiplied by 3)			$300,000	$309,578

UBS AG/London 144A sr. notes 1-month LIBOR less 0.25%, 2019 (Indexed to the UBSIF3AT Index multiplied by 3) (United Kingdom)			240,000	243,141

Citigroup Global Markets Holdings Inc. sr. notes Ser. N, 1-month USD LIBOR less 0.12%, 2018 (Indexed to the Citi Commodities F3 vs F0 – 4x Leveraged CVIC4X30 Index multiplied by 3)			240,000	289,860

Goldman Sachs International 144A notes zero %, 2019 (Indexed to the S&P GSCI Excess Return Index multiplied by 3 less 0.15%)			400,000	429,120

Deutsche Bank AG/London 144A sr. unsec. notes 1-month LIBOR less 0.16%, 2018 (Indexed to the S&P GSCI Total Return Index multiplied by 3)(United Kingdom)			440,000	499,316

Deutsche Bank AG/London 144A sr. unsec. notes 1-month LIBOR less 0.16%, 2018 (Indexed to the S&P GSCI Total Return Index multiplied by 3)(United Kingdom)			96,000	133,617

UBS AG/London 144A sr. notes 1-month LIBOR less 0.25%, 2019 (Indexed to the UBSIF3AT Index multiplied by 3) (United Kingdom)			349,000	363,405

Total commodity Linked Notes (cost $2,065,000)				$2,268,037

MORTGAGE-BACKED SECURITIES (4.8%)(a)
			Principal amount	Value

Agency collateralized mortgage obligations (3.3%)

Federal Home Loan Mortgage Corporation
IFB Ser. 3747, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.50%), 4.723%, 10/15/40			$25,356	$4,021
IFB Ser. 4073, Class AS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 4.273%, 8/15/38			139,002	10,385
Ser. 4568, Class MI, IO, 4.00%, 4/15/46			88,201	16,979
Ser. 4193, Class PI, IO, 4.00%, 3/15/43			44,279	6,871
Ser. 4097, Class PI, IO, 3.50%, 11/15/40			82,795	10,102
Ser. 4099, Class BI, IO, 3.50%, 6/15/39			98,707	9,377
Ser. 4134, Class PI, IO, 3.00%, 11/15/42			180,993	21,287
Ser. 4206, Class IP, IO, 3.00%, 12/15/41			79,178	7,489

Federal National Mortgage Association
Ser. 16-3, Class NI, IO, 6.00%, 2/25/46			64,406	15,616
Ser. 17-2, Class KI, IO, 4.00%, 2/25/47			102,485	19,880
Ser. 12-136, Class PI, IO, 3.50%, 11/25/42			48,298	5,222
Ser. 12-151, Class PI, IO, 3.00%, 1/25/43			51,340	5,699
Ser. 13-35, Class PI, IO, 3.00%, 2/25/42			198,385	14,981
Ser. 13-31, Class NI, IO, 3.00%, 6/25/41			61,660	4,366

Government National Mortgage Association
Ser. 16-150, Class I, IO, 5.00%, 11/20/46			140,105	27,447
Ser. 16-168, Class AI, IO, 5.00%, 7/20/45			61,155	6,345
Ser. 14-122, Class IC, IO, 5.00%, 8/20/44			41,019	8,806
Ser. 14-163, Class NI, IO, 5.00%, 2/20/44			49,663	9,925
Ser. 11-116, Class IB, IO, 5.00%, 10/20/40			1,704	135
Ser. 10-20, Class UI, IO, 5.00%, 2/20/40			44,530	9,859
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40			64,188	13,976
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39			46,578	10,424
Ser. 15-105, Class LI, IO, 5.00%, 10/20/39			70,151	15,411
Ser. 16-37, Class IW, IO, 4.50%, 2/20/46			79,860	16,771
Ser. 15-80, Class IA, IO, 4.50%, 6/20/45			92,882	19,569
Ser. 15-167, Class BI, IO, 4.50%, 4/16/45			64,422	14,548
Ser. 13-20, Class QI, IO, 4.50%, 12/16/42			75,820	12,920
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40			18,039	3,819
IFB Ser. 13-129, Class SN, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 4.328%, 9/20/43			30,655	4,604
IFB Ser. 11-17, Class S, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 4.228%, 2/20/41			65,608	9,420
IFB Ser. 10-134, Class ES, IO, ((-1 x 1 Month US LIBOR) + 6.00%), 4.178%, 11/20/39			115,995	9,408
Ser. 16-135, Class PI, IO, 4.00%, 5/20/46			210,371	44,159
Ser. 15-99, Class LI, IO, 4.00%, 7/20/45			47,452	6,747
Ser. 17-57, Class AI, IO, 4.00%, 6/20/45			91,522	16,907
Ser. 15-53, Class MI, IO, 4.00%, 4/16/45			74,142	16,414
Ser. 15-187, Class JI, IO, 4.00%, 3/20/45			105,679	19,586
Ser. 13-24, Class PI, IO, 4.00%, 11/20/42			44,709	7,671
Ser. 14-133, Class AI, IO, 4.00%, 10/20/36			108,426	9,143
Ser. 15-64, Class PI, IO, 3.50%, 5/20/45			78,833	12,573
Ser. 15-24, Class IA, IO, 3.50%, 2/20/45			73,575	10,810
Ser. 13-102, Class IP, IO, 3.50%, 6/20/43			38,307	4,773
Ser. 13-100, Class MI, IO, 3.50%, 2/20/43			37,467	5,393
Ser. 12-141, Class WI, IO, 3.50%, 11/20/41			33,954	3,972
Ser. 12-71, Class JI, IO, 3.50%, 4/16/41			27,567	1,776
Ser. 13-157, Class IA, IO, 3.50%, 4/20/40			90,333	9,133
Ser. 13-90, Class HI, IO, 3.50%, 4/20/40			25,572	1,295
Ser. 13-79, Class XI, IO, 3.50%, 11/20/39			64,945	8,761
Ser. 13-6, Class AI, IO, 3.50%, 8/20/39			156,753	21,945
Ser. 15-124, Class NI, IO, 3.50%, 6/20/39			184,653	15,431
Ser. 15-96, Class NI, IO, 3.50%, 1/20/39			71,814	7,284
Ser. 15-82, Class GI, IO, 3.50%, 12/20/38			135,540	11,057
Ser. 13-23, Class IK, IO, 3.00%, 9/20/37			56,954	5,422
Ser. 15-H22, Class GI, IO, 2.567%, 9/20/65(WAC)			121,368	15,547
Ser. 17-H02, Class BI, IO, 2.319%, 1/20/67(WAC)			139,560	18,464
FRB Ser. 16-H16, Class DI, IO, 2.26%, 6/20/66(WAC)			96,442	11,332
Ser. 17-H06, Class BI, IO, 2.239%, 2/20/67(WAC)			116,318	15,063
Ser. 17-H11, Class NI, IO, 2.21%, 5/20/67(WAC)			222,085	26,747
Ser. 15-H24, Class HI, IO, 2.029%, 9/20/65(WAC)			413,242	30,862
Ser. 15-H15, Class JI, IO, 1.951%, 6/20/65(WAC)			249,877	25,462
Ser. 15-H19, Class NI, IO, 1.918%, 7/20/65(WAC)			181,414	17,887
FRB Ser. 15-H16, Class XI, IO, 1.901%, 7/20/65			94,110	10,380
Ser. 15-H20, Class CI, IO, 1.876%, 8/20/65(WAC)			159,201	17,681
Ser. 16-H03, Class AI, IO, 1.857%, 1/20/66(WAC)			146,825	14,132
Ser. 15-H18, Class IA, IO, 1.823%, 6/20/65(WAC)			89,677	6,322
Ser. 15-H10, Class CI, IO, 1.812%, 4/20/65(WAC)			147,974	14,846
Ser. 15-H26, Class GI, IO, 1.798%, 10/20/65(WAC)			201,754	19,126
Ser. 15-H25, Class BI, IO, 1.759%, 10/20/65(WAC)			264,538	26,533
Ser. 15-H09, Class AI, IO, 1.748%, 4/20/65(WAC)			205,017	18,254
Ser. 17-H14, Class DI, IO, 1.707%, 6/20/67(WAC)			320,826	25,121
Ser. 16-H02, Class BI, IO, 1.697%, 11/20/65(WAC)			305,238	29,220
Ser. 15-H09, Class BI, IO, 1.696%, 3/20/65(WAC)			212,913	18,594
Ser. 16-H04, Class KI, IO, 1.692%, 2/20/66(WAC)			104,114	8,329
Ser. 15-H10, Class EI, IO, 1.638%, 4/20/65(WAC)			130,467	7,159
Ser. 15-H25, Class AI, IO, 1.618%, 9/20/65(WAC)			275,443	22,559
Ser. 15-H24, Class BI, IO, 1.615%, 8/20/65(WAC)			411,180	20,856
Ser. 11-H15, Class AI, IO, 1.575%, 6/20/61(WAC)			103,295	6,069
Ser. 14-H21, Class AI, IO, 1.484%, 10/20/64(WAC)			190,099	16,939
Ser. 16-H08, Class GI, IO, 1.431%, 4/20/66(WAC)			224,570	13,400

				1,042,798
Commercial mortgage-backed securities (0.7%)

Bear Stearns Commercial Mortgage Securities Trust 144A FRB Ser. 06-PW11, Class C, 5.279%, 3/11/39 (In default)(NON)(WAC)			25,000	10,155

Credit Suisse First Boston Mortgage Securities Corp. Ser. 05-C3, Class B, 4.882%, 7/15/37			5,181	5,222

GE Capital Commercial Mortgage Corp. FRB Ser. 05-C1, Class D, 4.414%, 6/10/48(WAC)			17,034	17,271

GMAC Commercial Mortgage Securities, Inc. Trust 144A FRB Ser. 04-C3, Class X1, IO, 0.907%, 12/10/41(WAC)			45,245	553

JPMBB Commercial Mortgage Securities Trust 144A FRB Ser. 13-C14, Class E, 4.57%, 8/15/46(WAC)			16,000	13,019

LB-UBS Commercial Mortgage Trust FRB Ser. 06-C6, Class C, 5.482%, 9/15/39 (In default)(NON)(WAC)			20,000	1,796

Merrill Lynch Mortgage Trust Ser. 04-KEY2, Class D, 5.046%, 8/12/39(WAC)			4,698	4,624

ML-CFC Commercial Mortgage Trust 144A FRB Ser. 06-4, Class XC, IO, 0.512%, 12/12/49(WAC)			26,866	223

UBS-Barclays Commercial Mortgage Trust 144A
Ser. 12-C2, Class F, 4.895%, 5/10/63(WAC)			17,000	11,339
Ser. 13-C6, Class E, 3.50%, 4/10/46			38,000	26,322

WF-RBS Commercial Mortgage Trust 144A
Ser. 11-C3, Class E, 5.00%, 3/15/44(WAC)			30,000	25,167
Ser. 12-C7, Class F, 4.50%, 6/15/45(WAC)			100,000	74,252
Ser. 13-C12, Class E, 3.50%, 3/15/48			15,000	11,035

				200,978
Residential mortgage-backed securities (non-agency) (0.8%)

Bear Stearns Alt-A Trust FRB Ser. 04-3, Class B, (1 Month US LIBOR + 2.93%), 4.797%, 4/25/34			18,666	19,174

Countrywide Alternative Loan Trust FRB Ser. 05-27, Class 1A6, (1 Month US LIBOR + 0.82%), 2.692%, 8/25/35			17,890	15,922

Countrywide Home Loans Mortgage Pass-Through Trust FRB Ser. 05-3, Class 1A1, (1 Month US LIBOR + 0.62%), 2.492%, 4/25/35			10,937	9,411

Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1B, (1 Month US LIBOR + 12.25%), 14.122%, 9/25/28			59,966	90,504
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, (1 Month US LIBOR + 5.70%), 7.572%, 4/25/28			13,070	15,132
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2B1, (1 Month US LIBOR + 5.50%), 7.372%, 9/25/29			10,000	11,018
Connecticut Avenue Securities FRB Ser. 15-C02, Class 2M2, (1 Month US LIBOR + 4.00%), 5.872%, 5/25/25			4,377	4,719
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2M2, (1 Month US LIBOR + 3.65%), 5.522%, 9/25/29			10,000	10,850
Connecticut Avenue Securities FRB Ser. 17-C06, Class 2M2, (1 Month US LIBOR + 2.80%), 4.672%, 2/25/30			10,000	10,304

WaMu Mortgage Pass-Through Certificates Trust FRB Ser. 04-AR12, Class A2B, (1 Month US LIBOR + 0.46%), 2.332%, 10/25/44			25,933	25,469

Wells Fargo Mortgage Backed Securities Trust
FRB Ser. 05-AR4, Class 1A3, 3.973%, 4/25/35(WAC)			34,948	35,453
FRB Ser. 06-AR6, Class 7A2, 3.652%, 3/25/36(WAC)			10,192	10,221

				258,177

Total mortgage-backed securities (cost $1,539,634)				$1,501,953

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (0.5%)(a)
			Principal amount	Value

Brazil (Federal Republic of) unsec. notes Ser. NTNF, 10.00%, 1/1/23 (Brazil) (Units)		BRL	80	25,888

Buenos Aires (Province of) unsec. FRN (Argentina Deposit Rates BADLAR + 3.83%), 26.742%, 5/31/22 (Argentina)		ARS	195,000	10,073

Buenos Aires (Province of) 144A sr. unsec. unsub. notes 10.875%, 1/26/21 (Argentina)			$100,000	110,477

Total foreign government and agency bonds and notes (cost $137,619)				$146,438

CORPORATE BONDS AND NOTES (0.5%)(a)
			Principal amount	Value

Enbridge, Inc. sr. unsec. unsub. bonds 4.25%, 12/1/26 (Canada)			$20,000	$20,008

Petrobras Global Finance BV company guaranty sr. unsec. unsub. bonds 7.25%, 3/17/44 (Brazil)			12,000	12,240

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 8.75%, 5/23/26 (Brazil)			20,000	23,507

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.25%, 3/17/24 (Brazil)			27,000	28,485

Petroleos de Venezuela SA company guaranty sr. unsec. unsub. notes 5.375%, 4/12/27 (Venezuela)			97,000	26,811

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 4.50%, 1/23/26 (Mexico)			39,000	37,811

Total corporate bonds and notes (cost $158,410)				$148,862

ASSET-BACKED SECURITIES (0.3%)(a)
			Principal amount	Value

Loan Depot Station Place Agency Securitization Trust 144A FRB Ser. 17-LD1, Class A, (1 Month US LIBOR + 0.80%), 2.672%, 11/25/50			$34,000	$34,000

Station Place Securitization Trust 144A FRB Ser. 18-1, Class A, (1 Month US LIBOR + 0.90%), 2.475%, 4/24/19			65,000	65,000

Total asset-backed securities (cost $99,000)				$99,000

WARRANTS (0.1%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

China State Construction Engineering Corp., Ltd. 144A (China)	1/18/19	$0.00	31,104	$42,837

Total warrants (cost $50,016)				$42,837

PURCHASED SWAP OPTIONS OUTSTANDING (0.0%)(a)
Counterparty Fixed right % to receive or (pay)/Floating rate index/Maturity date	Expiration date/strike		Notional/ Contract amount	Value

Bank of America N.A.
(1.9325)/3 month USD-LIBOR-BBA/Aug-19	Aug-18/1.9325		$143,500	$1,191
(2.2625)/3 month USD-LIBOR-BBA/Aug-22	Aug-21/2.2625		$64,600	511
2.2625/3 month USD-LIBOR-BBA/Aug-22	Aug-21/2.2625		64,600	199
1.9325/3 month USD-LIBOR-BBA/Aug-19	Aug-18/1.9325		143,500	7

Citibank, N.A.
(2.518)/3 month USD-LIBOR-BBA/May-49	May-19/2.518		6,300	609
2.47/3 month USD-LIBOR-BBA/Aug-19	Aug-18/2.47		57,400	41

Goldman Sachs International
2.695/3 month USD-LIBOR-BBA/Oct-23	Oct-18/2.695		12,100	64
1.9175/3 month USD-LIBOR-BBA/Oct-19	Oct-18/1.9175		52,200	3

JPMorgan Chase Bank N.A.
(1.919)/3 month USD-LIBOR-BBA/Aug-19	Aug-18/1.919		143,500	1,210
(2.25)/3 month USD-LIBOR-BBA/Aug-22	Aug-21/2.25		64,600	516
2.25/3 month USD-LIBOR-BBA/Aug-22	Aug-21/2.25		64,600	196
(2.68)/3 month USD-LIBOR-BBA/Jul-20	Jul-18/2.68		57,400	108
1.919/3 month USD-LIBOR-BBA/Aug-19	Aug-18/1.919		143,500	7

Morgan Stanley & Co. International PLC
(2.49275)/3 month USD-LIBOR-BBA/Jul-20	Jul-18/2.49275		57,400	232
(2.61575)/3 month USD-LIBOR-BBA/Jul-20	Jul-18/2.61575		57,400	156
2.355/3 month USD-LIBOR-BBA/May-19	May-18/2.355		57,400	10
1.85125/3 month USD-LIBOR-BBA/Apr-19	Apr-18/1.85125		86,100	—

Total purchased swap options outstanding (cost $4,125)				$5,060

PURCHASED OPTIONS OUTSTANDING (0.4%)(a)
Counterparty	Expiration date/ strike price	Notional amount	Contract amount	Value

Bank of America N.A.
SPDR S&P 500 ETF Trust (Put)	Oct-18/225.00	$585,509	$2,225	$10,021

Citibank, N.A.
SPDR S&P 500 ETF Trust (Put)	Jan-19/250.00	604,719	2,298	26,634
SPDR S&P 500 ETF Trust (Put)	Feb-19/240.00	613,666	2,332	22,086

JPMorgan Chase Bank N.A.
SPDR S&P 500 ETF Trust (Put)	Mar-19/245.00	597,877	2,272	26,616
SPDR S&P 500 ETF Trust (Put)	Dec-18/235.00	586,825	2,230	16,770
SPDR S&P 500 ETF Trust (Put)	Nov-18/225.00	573,667	2,180	11,136

Total purchased options outstanding (cost $92,419)				$113,263

SHORT-TERM INVESTMENTS (68.6%)(a)
			Principal amount/shares	Value

Interest in $287,096,000 joint tri-party repurchase agreement dated 3/29/18 with Merrill Lynch, Pierce, Fenner & Smith, Inc. due 4/2/18 - maturity value of $7,776,555 for an effective yield of 1.800% (collateralized by various mortgage backed securities with a coupon rate of 4.000% and due dates ranging from 6/20/47 to 3/20/48, valued at $292,837,920)			$7,775,000	$7,775,000

Alpine Securitization, Ltd. asset backed commercial paper 1.903%, 4/18/18			250,000	249,740

American Honda Finance Corp. commercial paper 1.822%, 4/11/18			250,000	249,839

Apple, Inc. commercial paper 1.812%, 4/11/18			250,000	249,843

Atlantic Asset Securitization, LLC asset backed commercial paper 1.953%, 4/12/18			250,000	249,824

CHARTA, LLC asset backed commercial paper 1.818%, 5/4/18			250,000	249,513

Coca-Cola Co. (The) commercial paper 1.752%, 4/3/18			250,000	249,940

GlaxoSmithKline, LLC commercial paper 1.944%, 4/25/18			250,000	249,643

Manhattan Asset Funding Co., LLC asset backed commercial paper 1.852%, 4/10/18			250,000	249,852

Mitsubishi UFJ Trust & Banking Corp./NY commercial paper 1.802%, 4/2/18			250,000	249,953

Mizuho Bank, Ltd./NY FRN certificates of deposit 1.796%, 4/5/18			250,000	250,003

Nestle Capital Corp. commercial paper 1.822%, 4/9/18			250,000	249,870

Nordea Bank AB commercial paper 1.883%, 4/30/18			250,000	249,596

NRW.Bank commercial paper 1.851%, 4/9/18			250,000	249,869

Old Line Funding, LLC asset backed commercial paper 1.803%, 4/12/18			250,000	249,823

Pfizer, Inc. commercial paper 1.783%, 4/13/18			250,000	249,817

Simon Property Group LP commercial paper 1.883%, 4/16/18			250,000	249,772

Toyota Motor Credit Corp. commercial paper 1.654%, 4/9/18			250,000	249,871

Argentina (Republic of) Central bank letters with effective yields ranging from 4.580% to 6.344%, 8/15/18		ARS	1,139,000	51,648

Putnam Cash Collateral Pool, LLC 1.89%(AFF)		Shares	635,150	$635,150

Putnam Short Term Investment Fund 1.82%(AFF)		Shares	6,853,913	6,853,913

U.S. Treasury Bills 1.403%, 4/5/18(SEG)(SEGSF)			$101,000	100,986

U.S. Treasury Bills 1.441%, 4/19/18(SEG)(SEGSF)			1,205,000	1,204,070

U.S. Treasury Bills 1.486%, 5/3/18(SEG)(SEGCCS)			301,000	300,579

U.S. Treasury Bills 1.545%, 5/17/18(SEG)(SEGCCS)			155,000	154,682

U.S. Treasury Bills 1.609%, 5/24/18(SEG)(SEGCCS)			53,000	52,874

U.S. Treasury Bills 1.633%, 6/14/18(SEG)(SEGCCS)			149,000	148,499

U.S. Treasury Bills 1.652%, 6/21/18(SEGCCS)			103,000	102,613

Total short-term investments (cost $21,634,226)				$21,626,782

TOTAL INVESTMENTS

Total investments (cost $35,245,955)				$36,121,579

FORWARD CURRENCY CONTRACTS at 3/31/18 (aggregate face value $10,033,003) (Unaudited)

Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)

Bank of America N.A.
	Australian Dollar	Buy	4/18/18	$124,960	$129,758	$(4,798)
	British Pound	Sell	6/20/18	21,113	19,972	(1,141)
	Euro	Sell	6/20/18	59,645	59,575	(70)
	Japanese Yen	Sell	5/16/18	115,780	113,829	(1,951)
	Mexican Peso	Buy	4/11/18	73,662	70,961	2,701
	Mexican Peso	Sell	4/11/18	73,662	70,815	(2,847)
	New Zealand Dollar	Buy	4/18/18	65,114	66,514	(1,400)
	New Zealand Dollar	Sell	4/18/18	65,114	65,880	766
	Norwegian Krone	Buy	6/20/18	4,681	4,731	(50)
	Russian Ruble	Buy	6/20/18	62,056	63,254	(1,198)
	Russian Ruble	Sell	6/20/18	62,056	62,208	152
	Swedish Krona	Sell	6/20/18	126,183	127,812	1,629
Barclays Bank PLC
	Australian Dollar	Buy	4/18/18	202,993	206,084	(3,091)
	British Pound	Sell	6/20/18	141,594	136,543	(5,051)
	Canadian Dollar	Sell	4/18/18	108,623	106,344	(2,279)
	Euro	Buy	6/20/18	270,381	267,704	2,677
	Swedish Krona	Sell	6/20/18	91,397	91,495	98
Citibank, N.A.
	Australian Dollar	Buy	4/18/18	65,974	70,822	(4,848)
	Brazilian Real	Buy	4/3/18	187,282	186,896	386
	Brazilian Real	Sell	4/3/18	187,282	185,229	(2,053)
	Brazilian Real	Buy	7/3/18	61,963	62,946	(983)
	Brazilian Real	Sell	7/3/18	61,963	62,891	928
	British Pound	Buy	6/20/18	58,129	58,289	(160)
	Canadian Dollar	Buy	4/18/18	116,542	116,544	(2)
	Canadian Dollar	Sell	4/18/18	116,542	119,372	2,830
	Euro	Buy	6/20/18	45,291	44,244	1,047
	Japanese Yen	Sell	5/16/18	63,867	64,113	246
	New Zealand Dollar	Sell	4/18/18	22,331	22,990	659
	Swedish Krona	Sell	6/20/18	126,761	128,407	1,646
Credit Suisse International
	Australian Dollar	Buy	4/18/18	60,982	62,547	(1,565)
	British Pound	Sell	6/20/18	64,041	60,590	(3,451)
	Canadian Dollar	Buy	4/18/18	36,337	37,475	(1,138)
	Canadian Dollar	Sell	4/18/18	36,337	36,355	18
	Euro	Buy	6/20/18	206,529	205,271	1,258
	Japanese Yen	Sell	5/16/18	112,218	108,960	(3,258)
	New Zealand Dollar	Buy	4/18/18	64,681	64,808	(127)
	New Zealand Dollar	Sell	4/18/18	64,681	65,089	408
	Swedish Krona	Sell	6/20/18	91,999	93,199	1,200
Goldman Sachs International
	Australian Dollar	Buy	4/18/18	161,749	167,947	(6,198)
	Brazilian Real	Buy	4/3/18	165,109	164,604	505
	Brazilian Real	Sell	4/3/18	165,109	162,895	(2,214)
	Brazilian Real	Sell	7/3/18	24,220	23,569	(651)
	British Pound	Sell	6/20/18	97,680	95,695	(1,985)
	Canadian Dollar	Buy	4/18/18	191,701	191,670	31
	Canadian Dollar	Sell	4/18/18	191,701	192,473	772
	Chinese Yuan	Buy	5/16/18	62,506	62,677	(171)
	Euro	Buy	6/20/18	295,254	293,813	1,441
	Japanese Yen	Sell	5/16/18	4,877	3,601	(1,276)
	Mexican Peso	Buy	4/11/18	319,732	299,342	20,390
	Mexican Peso	Sell	4/11/18	319,732	303,577	(16,155)
	New Zealand Dollar	Sell	4/18/18	65,910	62,947	(2,963)
	Norwegian Krone	Buy	6/20/18	61,753	62,859	(1,106)
	Swedish Krona	Sell	6/20/18	125,002	126,157	1,155
HSBC Bank USA, National Association
	Australian Dollar	Buy	4/18/18	62,595	62,500	95
	British Pound	Sell	6/20/18	64,322	63,037	(1,285)
	Canadian Dollar	Buy	4/18/18	62,503	65,331	(2,828)
	Canadian Dollar	Sell	4/18/18	62,503	63,407	904
	Euro	Buy	6/20/18	149,483	148,621	862
	Mexican Peso	Buy	4/18/18	1,553	1,425	128
	Mexican Peso	Sell	4/18/18	1,553	1,539	(14)
	New Zealand Dollar	Buy	4/18/18	62,224	62,564	(340)
	New Zealand Dollar	Sell	4/18/18	62,224	62,588	364
	Swedish Krona	Sell	6/20/18	123,761	125,430	1,669
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	4/18/18	149,076	153,875	(4,799)
	British Pound	Sell	6/20/18	66,715	65,383	(1,332)
	Canadian Dollar	Sell	4/18/18	27,486	22,386	(5,100)
	Euro	Sell	6/20/18	20,418	20,622	204
	Mexican Peso	Buy	4/11/18	39,265	37,690	1,575
	Mexican Peso	Sell	4/11/18	39,265	37,507	(1,758)
	New Zealand Dollar	Sell	4/18/18	132,321	130,531	(1,790)
	Norwegian Krone	Buy	6/20/18	61,625	62,538	(913)
	Russian Ruble	Buy	6/20/18	62,056	63,312	(1,256)
	Russian Ruble	Sell	6/20/18	62,056	62,039	(17)
	Swedish Krona	Sell	6/20/18	70,258	69,625	(633)
Royal Bank of Scotland PLC (The)
	Australian Dollar	Buy	4/18/18	286,094	293,830	(7,736)
	Canadian Dollar	Buy	4/18/18	63,900	64,039	(139)
	Canadian Dollar	Sell	4/18/18	63,900	66,001	2,101
	Euro	Buy	6/20/18	221,502	219,961	1,541
	Japanese Yen	Buy	5/16/18	63,923	63,517	406
	Japanese Yen	Sell	5/16/18	63,868	63,595	(273)
	New Zealand Dollar	Buy	4/18/18	67,282	67,741	(459)
	New Zealand Dollar	Sell	4/18/18	67,282	68,486	1,204
	Swedish Krona	Sell	6/20/18	127,495	129,023	1,528
State Street Bank and Trust Co.
	Australian Dollar	Buy	4/18/18	140,014	142,837	(2,823)
	British Pound	Sell	6/20/18	132,727	130,011	(2,716)
	Canadian Dollar	Sell	4/18/18	96,821	95,954	(867)
	Euro	Buy	6/20/18	177,202	174,939	2,263
	Japanese Yen	Buy	5/16/18	49,368	52,465	(3,097)
	New Zealand Dollar	Sell	4/18/18	32,666	30,858	(1,808)
	Norwegian Krone	Buy	6/20/18	62,597	62,595	2
	Swedish Krona	Sell	6/20/18	183,251	185,988	2,737
UBS AG
	Australian Dollar	Buy	4/18/18	73,809	75,183	(1,374)
	Canadian Dollar	Buy	4/18/18	36,337	37,473	(1,136)
	Canadian Dollar	Sell	4/18/18	36,337	36,356	19
	Euro	Buy	6/20/18	271,866	270,253	1,613
	Japanese Yen	Sell	5/16/18	5,164	2,157	(3,007)
	New Zealand Dollar	Sell	4/18/18	207,339	203,992	(3,347)
	Norwegian Krone	Buy	6/20/18	61,638	62,552	(914)
	Swedish Krona	Buy	6/20/18	22,320	23,589	(1,269)
WestPac Banking Corp.
	Australian Dollar	Buy	4/18/18	165,359	167,210	(1,851)
	Euro	Buy	6/20/18	126,838	126,106	732

Unrealized appreciation						62,890

Unrealized (depreciation)						(129,061)

Total						$(66,171)
* The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 3/31/18 (Unaudited)

	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
Euro-CAC 40 Index (Short)	3	$190,743	$190,271	Apr-18	$4,217
FTSE 100 Index (Short)	1	99,004	98,119	Jun-18	1,786
S&P 500 Index E-Mini (Long)	3	396,131	396,450	Jun-18	5,646
S&P Mid Cap 400 Index E-Mini (Long)	9	1,690,893	1,694,790	Jun-18	(64,724)
Tokyo Price Index (Long)	4	640,571	645,270	Jun-18	2,615
U.S. Treasury Note 10 yr (Long)	20	2,422,813	2,422,813	Jun-18	17,382

Unrealized appreciation					31,646

Unrealized (depreciation)					(64,724)

Total					$(33,078)

WRITTEN SWAP OPTIONS OUTSTANDING at 3/31/18 (premiums $4,885) (Unaudited)

Counterparty Fixed Obligation % to receive or (pay)/Floating rate index/Maturity date	Expiration date/strike	Notional/ Contract amount	Value

Bank of America N.A.

(2.2625)/3 month USD-LIBOR-BBA/Aug-19	Aug-18/2.2625	$64,600	$21
(1.9325)/3 month USD-LIBOR-BBA/Aug-20	Aug-19/1.9325	43,500	66
2.2625/3 month USD-LIBOR-BBA/Aug-19	Aug-18/2.2625	64,600	333
1.9325/3 month USD-LIBOR-BBA/Aug-20	Aug-19/1.9325	143,500	1,251
Barclays Bank PLC

2.813/3 month USD-LIBOR-BBA/Jan-21	Jan-19/2.813	192,000	695
Citibank, N.A.

(2.6325)/3 month USD-LIBOR-BBA/Aug-19	Aug-18/2.6325	57,400	52
2.208/3 month USD-LIBOR-BBA/May-24	May-19/2.208	28,700	894
2.663/3 month USD-LIBOR-BBA/Jan-21	Jan-19/2.663	192,000	948
Goldman Sachs International

(2.3025)/3 month USD-LIBOR-BBA/Oct-19	Oct-18/2.3025	114,800	67
JPMorgan Chase Bank N.A.

(2.25)/3 month USD-LIBOR-BBA/Aug-19	Aug-18/2.25	64,600	20
(1.919)/3 month USD-LIBOR-BBA/Aug-20	Aug-19/1.919	143,500	65
2.25/3 month USD-LIBOR-BBA/Aug-19	Aug-18/2.25	64,600	339
2.77/3 month USD-LIBOR-BBA/Jan-21	Jan-19/2.77	114,800	444
1.919/3 month USD-LIBOR-BBA/Aug-20	Aug-19/1.919	143,500	1,268
Morgan Stanley & Co. International PLC

(2.01)/3 month USD-LIBOR-BBA/Apr-19	Apr-18/2.01	86,100	—
(2.71375)/3 month USD-LIBOR-BBA/May-19	May-18/2.71375	57,400	31
2.41625/3 month USD-LIBOR-BBA/Apr-20	Apr-18/2.41625	57,400	204
2.315/3 month USD-LIBOR-BBA/Apr-20	Apr-18/2.315	57,400	305

Total			$7,003

WRITTEN OPTIONS OUTSTANDING at 3/31/18 (premiums $2,632) (Unaudited)

Counterparty	Expiration date/strike price	Notional amount	Contract amount	Value

Bank of America N.A.

SPDR S&P 500 ETF Trust (Call)	Apr-18/$279.00	$734,978	$2,793	$1,592
Citibank, N.A.

SPDR S&P 500 ETF Trust (Call)	Apr-18/284.00	720,505	2,738	113

Total				$1,705.00

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 3/31/18 (Unaudited)

Counterparty Fixed right or obligation % to receive or (pay)/Floating rate index/Maturity date	Expiration date/strike	Notional/ Contract amount	Premium receivable/ (payable)	Premium receivable/ Unrealized appreciation/ (depreciation)

Bank of America N.A.
(2.203)/3 month USD-LIBOR-BBA/Jun-24 (Purchased)	Jun-19/2.203	$14,400	$(288)	$173
(2.647)/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.647	14,400	(563)	14
(2.5925)/3 month USD-LIBOR-BBA/Jan-27 (Purchased)	Jan-19/2.5925	8,600	(303)	(74)
(2.785)/3 month USD-LIBOR-BBA/Jan-47 (Purchased)	Jan-27/2.785	8,600	(923)	(93)
2.647/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.647	14,400	(563)	(134)
2.785/3 month USD-LIBOR-BBA/Jan-47 (Purchased)	Jan-27/2.785	8,600	(923)	(188)
2.5925/3 month USD-LIBOR-BBA/Jan-27 (Purchased)	Jan-19/2.5925	8,600	(303)	(204)
2.203/3 month USD-LIBOR-BBA/Jun-24 (Purchased)	Jun-19/2.203	14,400	(288)	(217)
(2.7175)/3 month USD-LIBOR-BBA/Jan-47 (Written)	Jan-19/2.7175	8,600	777	470
(2.413)/3 month USD-LIBOR-BBA/Jun-29 (Written)	Jun-19/2.413	14,400	554	375
2.7175/3 month USD-LIBOR-BBA/Jan-47 (Written)	Jan-19/2.7175	8,600	777	247
2.413/3 month USD-LIBOR-BBA/Jun-29 (Written)	Jun-19/2.413	14,400	554	(161)
Barclays Bank PLC
(2.205)/3 month USD-LIBOR-BBA/Jun-24 (Purchased)	Jun-19/2.205	14,400	(288)	172
(2.43)/3 month USD-LIBOR-BBA/Feb-22 (Purchased)	Feb-19/2.43	8,600	(120)	(6)
2.43/3 month USD-LIBOR-BBA/Feb-22 (Purchased)	Feb-19/2.43	8,600	(120)	(91)
2.205/3 month USD-LIBOR-BBA/Jun-24 (Purchased)	Jun-19/2.205	14,400	(288)	(214)
Citibank, N.A.
(2.654)/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.654	14,400	(563)	12
2.654/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.654	14,400	(563)	(132)
(2.42)/3 month USD-LIBOR-BBA/Jun-29 (Written)	Jun-19/2.42	14,400	554	373
2.42/3 month USD-LIBOR-BBA/Jun-29 (Written)	Jun-19/2.42	14,400	552	(157)
Goldman Sachs International
(2.8175)/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175	1,700	(215)	(16)
2.8175/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175	1,700	(215)	(27)
JPMorgan Chase Bank N.A.
(2.8325)/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325	8,600	(1,201)	(255)
2.8325/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325	8,600	(1,201)	(257)
(2.79)/3 month USD-LIBOR-BBA/Feb-49 (Written)	Feb-19/2.79	8,600	817	416
2.79/3 month USD-LIBOR-BBA/Feb-49 (Written)	Feb-19/2.79	8,600	817	326

Unrealized appreciation				2,578

Unrealized (depreciation)				(2,226)

Total				$352

TBA SALE COMMITMENTS OUTSTANDING at 3/31/18 (proceeds receivable $2,003,008) (Unaudited)

Agency	Principal amount	Settlement date	Value

Federal National Mortgage Association, 3.50%, 4/1/48	$2,000,000	4/12/48	$2,004,218

Total			$2,004,218

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/18 (Unaudited)

	Notional amount		Value		Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)

		5,000	3		—	4/3/28	3 month USD-LIBOR-BBA — Quarterly	2.7845% — Semiannually	3
		76,400	322	(E)	(163)	6/20/48	3 month USD-LIBOR-BBA — Quarterly	2.85% — Semiannually	160
		6,045,000	57,766	(E)	(53,122)	6/20/28	3 month USD-LIBOR-BBA — Quarterly	2.90% — Semiannually	4,644
		$213,000	$2,974	(E)	$(1,688)	6/20/28	3 month USD-LIBOR-BBA — Quarterly	2.95% — Semiannually	$1,287
		3,080,700	1,448	(E)	(1,395)	6/20/20	2.605% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	53
		523,100	534	(E)	370	6/20/23	2.75% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(164)
		3,619,000	12,667	(E)	1,252	6/20/23	2.80% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(11,415)
		394,000	3,765	(E)	3,450	6/20/28	2.90% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(315)
	AUD	1,768,000	2,594	(E)	(9,931)	6/20/23	2.50% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	(7,337)
	AUD	3,000	2	(E)	(34)	6/20/28	2.85% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	(36)
	CAD	926,000	1,143	(E)	1,634	6/20/23	3 month CAD-BA-CDOR — Semiannually	2.45% — Semiannually	2,778
	CAD	153,000	1,253	(E)	(471)	6/20/28	3 month CAD-BA-CDOR — Semiannually	2.65% — Semiannually	782
	CHF	376,000	1,325	(E)	(540)	6/20/23	6 month CHF-LIBOR-BBA — Semiannually	0.05% — Annually	786
	CHF	631,000	3,346	(E)	9,336	6/20/28	6 month CHF-LIBOR-BBA — Semiannually	0.40% — Annually	5,990
	EUR	1,713,000	13,152	(E)	(6,674)	6/20/23	6 month EUR-EURIBOR-REUTERS — Semiannually	0.55% — Annually	6,479
	EUR	1,802,000	30,776	(E)	(7,500)	6/20/28	6 month EUR-EURIBOR-REUTERS — Semiannually	1.15% — Annually	23,270
	GBP	299,000	5,156	(E)	(1,544)	6/20/28	6 month GBP-LIBOR-BBA — Semiannually	1.65% — Semiannually	3,612
	GBP	788,000	3,405	(E)	(1,849)	6/20/23	6 month GBP-LIBOR-BBA — Semiannually	1.45% — Semiannually	1,557
	NOK	3,813,000	1,070	(E)	(1,141)	6/20/23	2.00% — Annually	6 month NOK-NIBOR-NIBR — Semiannually	(2,212)
	NOK	3,026,000	4,891	(E)	(476)	6/20/28	6 month NOK-NIBOR-NIBR — Semiannually	2.40% — Annually	4,415
	NZD	192,000	828	(E)	728	6/20/23	2.80% — Semiannually	3 month NZD-BBR-FRA — Quarterly	(100)
	NZD	644,000	8,126	(E)	50	6/20/28	3 month NZD-BBR-FRA — Quarterly	3.30% — Semiannually	8,176
	SEK	2,808,000	4,570	(E)	1,079	6/20/28	3 month SEK-STIBOR-SIDE — Quarterly	1.40% — Annually	5,649
	SEK	3,741,000	2,872	(E)	642	6/20/23	0.70% — Annually	3 month SEK-STIBOR-SIDE — Quarterly	(2,229)

	Total				$(67,987)				$45,833

(E)	Extended effective date.

	OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/18 (Unaudited)

	Swap counterparty/notional amount		Value	Upfront premium received (paid)	Termination date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)

	Bank of America N.A.
		$1,921	$1,873	$—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	$(31)
		1,921	1,873	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(31)
		9,236,108	8,969,373	—	11/16/18	3 month USD-LIBOR-BBA minus 0.07% — Quarterly	Russell 1000 Total Return Index — Quarterly	285,233
		8,910,876	8,910,990	—	11/16/18	(3 month USD-LIBOR-BBA plus 0.10%) — Quarterly	A basket (Merill Lynch MLFCF13) of common stocks — Quarterly*	114

	Barclays Bank PLC
		886	865	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(14)
		2,120	2,119	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	23
		4,387	4,303	—	1/12/43	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	52

	Citibank, N.A.
		1,231	1,201	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(20)
		31,770	29,458	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	HubSpot, Inc. — Monthly	2,342
		14,302	13,852	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	ACI Worldwide, Inc. — Monthly	463
		107,675	101,156	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Kellogg Co. — Monthly	6,621
		74,237	66,932	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Cerner Corp. — Monthly	7,375
		8,425	8,226	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Electronics for Imaging, Inc. — Monthly	207
		58,090	52,736	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Hanesbrands, Inc. — Monthly	5,382
		26,648	26,853	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Globus Medical, Inc. — Monthly	(180)
		37,750	38,750	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	ICON PLC — Monthly	(965)
		11,491	10,336	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Super Micro Computer, Inc. — Monthly	1,166
		54,376	53,892	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Mylan NV — Monthly	535
		18,499	19,211	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Paylocity Holding Corp. — Monthly	(695)
		77,559	76,330	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Quintiles IMS Holdings, Inc. — Monthly	1,302
		111,772	124,362	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Burlington Stores, Inc. — Monthly	(12,485)
		44,879	46,022	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	HealthSouth Corp. — Monthly	(1,303)
		65,003	51,895	—	7/5/22	1 month USD-LIBOR-BBA minus 1.30% — Monthly	Tesla, Inc. — Monthly	13,108
		40,580	41,775	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Paycom Software, Inc. — Monthly	(1,156)
		18,717	17,111	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Cooper Tire & Rubber Co. — Monthly	1,624
		23,263	23,714	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Pegasystems, Inc. — Monthly	(448)
		58,842	56,782	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Ultimate Software Group, Inc. — Monthly	2,115
		57,314	53,197	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Triumph Group, Inc. — Monthly	4,170
		32,251	32,130	—	7/5/22	1 month USD-LIBOR-BBA minus 12.05% — Monthly	Ubiquiti Networks, Inc. — Monthly	(199)
		35,212	35,573	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	PTC, Inc. — Monthly	(327)
		72,615	72,609	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Varian Medical Systems, Inc. — Monthly	74
		42,518	41,868	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Dycom Industries, Inc. — Monthly	690
		20,131	18,803	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Diebold Nixdorf, Inc. — Monthly	1,336
		6,706	6,185	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Under Armour, Inc. Class C — Monthly	520
		27,118	27,437	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Ollie's Bargain Outlet Holdings, Inc. — Monthly	(293)
		18,359	18,672	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Inogen, Inc. — Monthly	(296)
		15,086	15,272	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Netgear, Inc. — Monthly	(173)
		25,211	24,139	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Pinnacle Financial Partners, Inc. — Monthly	1,095
		44,671	44,959	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	FLIR Systems, Inc. — Monthly	(246)
		11,700	11,175	—	7/5/22	1 month USD-LIBOR-BBA minus 1.25% — Monthly	Ebix, Inc. — Monthly	532
		22,372	17,822	—	7/5/22	1 month USD-LIBOR-BBA minus 1.85% — Monthly	B&G Foods, Inc. — Monthly	4,163
		158,592	161,981	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Nike, Inc. Class B — Monthly	(3,240)
		390,927	381,380	—	9/20/18	3 month USD-LIBOR-BBA plus 0.30% — Quarterly	MSCI Emerging Markets TR Net USD — Quarterly	9,824
		58,987	55,770	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Snap-on, Inc. — Monthly	3,272
		32,526	32,932	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	West Pharmaceutical Services — Monthly	(376)
		23,603	24,139	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	KBR, Inc. — Monthly	(634)
		17,226	17,969	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Varonis Systems, Inc. — Monthly	(726)
		15,980	16,474	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Aerojet Rocketdyne Holdings, Inc. — Monthly	(479)
		26,602	24,761	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	F.N.B. Corp. — Monthly	1,866
		13,248	12,696	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Select Medical Holdings Corp. — Monthly	564
		2,720,791	2,630,797	—	11/27/18	3 month USD-LIBOR-BBA plus 0.35% — Quarterly	Russell 1000 Total Return Index — Quarterly	95,398
		8,891,510	8,702,734	—	11/27/18	(3 month USD-LIBOR-BBA plus 0.37%) — Quarterly	A basket (CGPUTQL2) of common stocks — Quarterly*	(187,377)
		20,377	17,525	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Allscripts Healthcare Solutions, Inc. — Monthly	2,871
		15,372	15,034	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Sensient Technologies Corp. — Monthly	353
		25,043	25,134	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	LivaNova, PLC — Monthly	(67)
		30,006	27,681	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Edgewell Personal Care — Monthly	2,353
		43,939	54,977	—	7/5/22	1 month USD-LIBOR-BBA minus 0.65% — Monthly	Restoration Hardware Holdings, Inc. — Monthly	(11,017)
		17,461	15,125	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Camping World Holdings, Inc. Class A — Monthly	2,280
		13,682	14,043	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	MINDBODY, Inc. — Monthly	(348)
		39,029	38,262	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Healthcare Services Group, Inc. — Monthly	783
		848,269	832,005	—	3/19/19	3 month USD-LIBOR-BBA plus 0.20% — Quarterly	MSCI Daily TR Net Emerging Markets USD — Quarterly	16,745

	Credit Suisse International
		221,983	222,147	—	1/12/41	4.50% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.50% 30 year Ginnie Mae II pools — Monthly	451
		10,569	10,366	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(124)
		897	880	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(11)
		13,704	13,424	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(171)
		6,359	6,229	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(79)
		6,195	6,031	—	1/12/45	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(119)
		7,535	7,350	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	123
		1,750,196	1,619,584	—	7/26/18	3 month USD-LIBOR-BBA plus 0.09% — Quarterly	Russell 1000 Total Return Index — Quarterly	136,189

	Deutsche Bank AG
		2,109,995	2,047,343	—	3/7/19	(3 month USD-LIBOR-BBA plus 0.31%) — Quarterly	A basket (DBCT16LP) of common stocks — Quarterly*	(56,430)
		1,844,474	1,845,461	—	3/7/19	3 month USD-LIBOR-BBA minus 0.45% — Quarterly	A basket (DBCT16SP) of common stocks — Quarterly*	(572)

	Goldman Sachs International
		172,053	167,565	—	12/15/20	(0.45%) — Monthly	Goldman Sachs Volatility Carry US Scaled 3x Excess Return Strategy — Monthly	(4,513)
		6,359	6,229	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(79)
		7,079	6,943	—	1/12/43	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	83
		5,628	5,597	—	1/12/44	(3.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.00% 30 year Fannie Mae pools — Monthly	(9)
		339,695	349,363	—	12/15/20	(0.30%) — Monthly	Goldman Sachs Volatility Carry US Excess Return Strategy — Monthly	9,634
		90,412	94,304	—	12/15/20	(0.30%) — Monthly	Goldman Sachs Volatility Carry US Excess Return Strategy — Monthly	3,882
		4,392,131	4,271,432	—	12/15/20	(1 month USD-LIBOR-BBA plus 0.44%) — Monthly	A basket (GSCBPUR1) of common stocks — Monthly*	(121,341)
		165,175	160,329	—	12/12/18	1 month USD-LIBOR-BBA plus 0.46% — Monthly	MSCI Emerging Markets TR Net USD — Monthly	5,020
		166,026	161,696	—	12/15/20	(0.45%) — Monthly	Goldman Sachs Volatility Carry US Scaled 3x Excess Return Strategy — Monthly	(4,365)
		53,829	56,146	—	12/15/20	(0.30%) — Monthly	Goldman Sachs Volatility Carry US Excess Return Strategy — Monthly	2,309
		959,351	940,876	—	12/15/20	(0.45%) — Monthly	Goldman Sachs Volatility Carry US Scaled 3x Excess Return Strategy — Monthly	(18,679)
		6,563,093	6,449,646	—	44180	(1 month USD-LIBOR-BBA plus 0.50%) — Monthly	A basket (GSGLPWDL) of common stocks — Monthly*	(100,174)
		166,261	170,993	—	12/15/20	(0.30%) — Monthly	Goldman Sachs Volatility Carry US Series 69 Excess Return Strategy — Monthly	4,708
		6,142,771	5,994,790	—	12/15/20	1 month USD-LIBOR-BBA minus 0.15% — Monthly	A basket (GSGLPWDS) of common stocks — Monthly*	130,276

	JPMorgan Chase Bank N.A.
		1,576	1,537	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(26)
		4,540,179	4,368,889	—	12/12/18	1 month USD-LIBOR-BBA minus 0.55% — Monthly	A basket (JPCMPTSH) of common stocks — Monthly*	162,537
		798,566	793,955	—	3/25/19	(1 month USD-LIBOR-BBA plus 0.30%) — Monthly	Energy Select Sector SPDR — Monthly	(4,853)

	JPMorgan Securities LLC
		7,926	7,765	—	1/12/45	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	99
		18,495	18,117	—	1/12/45	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	231

	UBS AG
		2,695,029	2,629,712	—	8/21/18	1 month USD-LIBOR-BBA plus 0.25% — Monthly	MSCI Emerging Markets TR Net USD — Monthly	66,269

	Upfront premium received			—		Unrealized appreciation		998,362

	Upfront premium (paid)			—		Unrealized (depreciation)		(534,671)

			Total	$ —			Total	$463,691

*	The 50 largest components, and any individual component greater than 1% of basket value, are shown below.

A BASKET (MERILL LYNCH MLFCF13) OF COMMON STOCKS
				Percentage
Common stocks	Sector	Shares	Value	value

Microsoft Corp.	Information Technology	4,197	383,051	4.30%
Alphabet, Inc. Class A,	Information Technology	335	347,632	3.90%
JPMorgan Chase & Co.	Financials	2,579	283,648	3.18%
Apple, Inc.	Information Technology	1,373	230,339	2.58%
UnitedHealth Group, Inc.	Health Care	932	199,374	2.24%
Verizon Communications, Inc.	Telecommunication Services	4,011	191,800	2.15%
Citigroup, Inc.	Financials	2,779	187,608	2.11%
Boeing Co. (The)	Industrials	533	174,684	1.96%
Exxon Mobil Corp.	Energy	1,967	146,746	1.65%
Home Depot, Inc. (The)	Consumer Discretionary	805	143,539	1.61%
Johnson & Johnson	Health Care	1,100	140,941	1.58%
Texas Instruments, Inc.	Information Technology	1,244	129,252	1.45%
Union Pacific Corp.	Industrials	929	124,870	1.40%
Amazon.com, Inc.	Consumer Discretionary	86	124,458	1.40%
PepsiCo, Inc.	Consumer Staples	1,054	115,021	1.29%
NXP Semiconductor NV	Information Technology	929	108,730	1.22%
Chevron Corp.	Energy	939	107,083	1.20%
Lowe's Cos., Inc.	Consumer Discretionary	1,218	106,836	1.20%
Valero Energy Corp.	Energy	1,109	102,917	1.15%
Northrop Grumman Corp.	Industrials	254	88,848	1.00%
Ralph Lauren Corp.	Consumer Discretionary	752	84,127	0.94%
Anthem, Inc.	Health Care	382	83,985	0.94%
IBM Corp.	Information Technology	530	81,323	0.91%
McDonald's Corp.	Consumer Discretionary	518	81,039	0.91%
HP, Inc.	Information Technology	3,555	77,930	0.87%
Electronic Arts, Inc.	Information Technology	633	76,775	0.86%
L3 Technologies, Inc.	Industrials	361	75,035	0.84%
Merck & Co., Inc.	Health Care	1,350	73,533	0.83%
Humana, Inc.	Health Care	265	71,230	0.80%
Facebook, Inc. Class A,	Information Technology	442	70,683	0.79%
Entergy Corp.	Utilities	893	70,390	0.79%
McKesson Corp.	Health Care	487	68,612	0.77%
Tyson Foods, Inc. Class A	Consumer Staples	925	67,732	0.76%
Southwest Airlines Co.	Industrials	1,174	67,246	0.75%
Eli Lilly & Co.	Health Care	865	66,914	0.75%
Intuit, Inc.	Information Technology	382	66,255	0.74%
Marathon Petroleum Corp.	Energy	880	64,327	0.72%
E*Trade Financial Corp.	Financials	1,151	63,782	0.72%
Celgene Corp.	Health Care	712	63,515	0.71%
Kimberly-Clark Corp.	Consumer Staples	551	60,658	0.68%
Walgreens Boots Alliance, Inc.	Consumer Staples	917	60,041	0.67%
Cigna Corp.	Health Care	348	58,342	0.65%
Prudential Financial, Inc.	Financials	550	56,974	0.64%
Cummins, Inc.	Industrials	351	56,865	0.64%
Sherwin-Williams Co. (The)	Materials	143	56,098	0.63%
Sysco Corp.	Consumer Staples	930	55,774	0.63%
S&P Global, Inc.	Financials	292	55,732	0.63%
Procter & Gamble Co. (The)	Consumer Staples	693	54,960	0.62%
Discovery Communications, Inc. Class A	Consumer Discretionary	2,551	54,676	0.61%
PNC Financial Services Group, Inc. (The)	Financials	361	54,636	0.61%

A BASKET (CGPUTQL2) OF COMMON STOCKS
				Percentage
Common stocks	Sector	Shares	Value	value

JPMorgan Chase & Co.	Financials	2,286	251,432	2.89%
Alphabet, Inc. Class A,	Information Technology	194	200,750	2.31%
Raytheon Co.	Industrials	792	170,924	1.96%
Northrop Grumman Corp.	Industrials	486	169,515	1.95%
Apple, Inc.	Information Technology	1,006	168,848	1.94%
McDonald's Corp.	Consumer Discretionary	1,045	163,389	1.88%
Time Warner, Inc.	Consumer Discretionary	1,724	163,065	1.87%
PNC Financial Services Group, Inc. (The)	Financials	1,042	157,555	1.81%
Texas Instruments, Inc.	Information Technology	1,507	156,568	1.80%
eBay, Inc.	Information Technology	3,883	156,240	1.80%
Intuit, Inc.	Information Technology	894	154,952	1.78%
Constellation Brands, Inc. Class A	Consumer Staples	679	154,832	1.78%
Cognizant Technology Solutions Corp. Class A	Information Technology	1,921	154,655	1.78%
American Express Co.	Financials	1,641	153,116	1.76%
Danaher Corp.	Health Care	1,563	153,048	1.76%
Humana, Inc.	Health Care	537	144,283	1.66%
Exxon Mobil Corp.	Energy	1,776	132,519	1.52%
Pfizer, Inc.	Health Care	3,721	132,060	1.52%
American Electric Power Co., Inc.	Utilities	1,896	130,024	1.49%
TJX Cos., Inc. (The)	Consumer Discretionary	1,562	127,366	1.46%
Occidental Petroleum Corp.	Energy	1,955	126,983	1.46%
Honeywell International, Inc.	Industrials	859	124,063	1.43%
Lowe's Cos., Inc.	Consumer Discretionary	1,391	122,060	1.40%
Kimberly-Clark Corp.	Consumer Staples	1,051	115,796	1.33%
Johnson & Johnson	Health Care	883	113,121	1.30%
Baxter International, Inc.	Health Care	1,553	101,025	1.16%
Allstate Corp. (The)	Financials	1,059	100,379	1.15%
Duke Energy Corp.	Utilities	1,281	99,253	1.14%
Marathon Petroleum Corp.	Energy	1,337	97,712	1.12%
Microsoft Corp.	Information Technology	1,061	96,841	1.11%
General Dynamics Corp.	Industrials	429	94,788	1.09%
Norfolk Southern Corp.	Industrials	696	94,487	1.09%
Walt Disney Co. (The)	Consumer Discretionary	929	93,350	1.07%
HP, Inc.	Information Technology	4,018	88,083	1.01%
Fidelity National Information Services, Inc.	Information Technology	910	87,615	1.01%
Applied Materials, Inc.	Information Technology	1,533	85,239	0.98%
Verizon Communications, Inc.	Telecommunication Services	1,768	84,528	0.97%
Red Hat, Inc.	Information Technology	556	83,152	0.96%
Facebook, Inc. Class A,	Information Technology	513	81,939	0.94%
F5 Networks, Inc.	Information Technology	566	81,894	0.94%
Harris Corp.	Industrials	489	78,788	0.91%
NetApp, Inc.	Information Technology	1,270	78,373	0.90%
Sysco Corp.	Consumer Staples	1,285	77,038	0.89%
Crown Holdings, Inc.	Materials	1,468	74,525	0.86%
Ross Stores, Inc.	Consumer Discretionary	909	70,846	0.81%
Waste Management, Inc.	Industrials	838	70,475	0.81%
CME Group, Inc.	Financials	411	66,472	0.76%
Travelers Cos., Inc. (The)	Financials	478	66,421	0.76%
Kinder Morgan, Inc.	Energy	4,347	65,460	0.75%
Zoetis, Inc.	Health Care	782	65,315	0.75%

A BASKET (DBCT16LP) OF COMMON STOCKS
				Percentage
Common stocks	Sector	Shares	Value	value

Deutsche Lufthansa AG (Germany)	Industrials	4,503	143,640	7.02%
Flight Centre Travel Group, Ltd. (Australia)	Consumer Discretionary	3,035	132,659	6.48%
Qantas Airways, Ltd. (Australia)	Industrials	22,954	102,647	5.01%
Anglo American PLC (United Kingdom)	Materials	4,124	96,098	4.69%
E.ON SE (Germany)	Utilities	8,393	93,102	4.55%
Covestro AG (Germany)	Materials	946	92,866	4.54%
3i Group PLC (United Kingdom)	Financials	7,573	91,258	4.46%
Persimmon PLC (United Kingdom)	Consumer Discretionary	2,503	88,848	4.34%
Credit Agricole SA (France)	Financials	5,331	86,576	4.23%
JX Holdings, Inc. (Japan)	Energy	14,076	84,391	4.12%
Medipal Holdings Corp. (Japan)	Health Care	4,043	83,564	4.08%
Deutsche Post AG (Germany)	Industrials	1,909	83,396	4.07%
Peugeot SA	Consumer Discretionary	3,413	82,058	4.01%
Japan Airlines Co., Ltd. (Japan)	Industrials	2,017	81,349	3.97%
Rio Tinto PLC	Materials	1,585	80,283	3.92%
Societe Generale SA (France)	Financials	1,432	77,761	3.80%
AXA SA (France)	Financials	2,720	72,243	3.53%
Sumitomo Mitsui Financial Group, Inc. (Japan)	Financials	1,693	70,854	3.46%
Bayer AG (Germany)	Health Care	594	67,093	3.28%
Mizuho Financial Group, Inc. (Japan)	Financials	35,642	64,179	3.13%
Sanofi (France)	Health Care	756	60,776	2.97%
Marks & Spencer Group PLC	Consumer Discretionary	15,822	59,971	2.93%
Coca-Cola Amatil, Ltd. (Australia)	Consumer Staples	8,474	56,353	2.75%
Harvey Norman Holdings, Ltd. (Australia)	Consumer Discretionary	17,749	50,237	2.45%
Fortescue Metals Group, Ltd. (Australia)	Materials	13,605	45,187	2.21%

A BASKET (DBCT16SP) OF COMMON STOCKS
				Percentage
Common stocks	Sector	Shares	Value	value

Dassault Systemes SA (France)	Information Technology	811	110,047	5.96%
Groupe Eurotunnel SA (France)	Industrials	7,150	102,010	5.53%
Infineon Technologies AG (Germany)	Information Technology	3,638	97,276	5.27%
Ono Pharmaceutical Co., Ltd. (Japan)	Health Care	3,004	94,712	5.13%
Adidas AG (Germany)	Consumer Discretionary	387	93,654	5.07%
Accor SA (France)	Consumer Discretionary	1,675	90,333	4.89%
Santos, Ltd. (Australia)	Energy	23,144	90,007	4.88%
Cobham PLC (United Kingdom)	Industrials	50,696	87,402	4.74%
Symrise AG (Germany)	Materials	1,063	85,420	4.63%
Hamamatsu Photonics KK (Japan)	Information Technology	2,242	85,394	4.63%
Air Liquide SA (France)	Materials	664	81,202	4.40%
Royal Bank of Scotland Group PLC (United Kingdom)	Financials	22,001	79,872	4.33%
Weir Group PLC (The) (United Kingdom)	Industrials	2,806	78,501	4.25%
Aeon Co., Ltd. (Japan)	Consumer Staples	4,440	78,463	4.25%
MAN SE (Germany)	Industrials	639	74,508	4.04%
SAP AG (Germany)	Information Technology	702	73,405	3.98%
Sydney Airport (Australia)	Industrials	14,040	72,261	3.92%
Asics Corp. (Japan)	Consumer Discretionary	3,773	69,577	3.77%
Transurban Group (Units) (Australia)	Industrials	7,750	67,891	3.68%
Odakyu Electric Railway Co., Ltd. (Japan)	Industrials	3,314	66,998	3.63%
Fresnillo PLC (Mexico)	Materials	3,683	65,542	3.55%
APA Group (Units) (Australia)	Utilities	10,115	61,141	3.31%
Inmarsat PLC (United Kingdom)	Telecommunication Services	7,844	39,846	2.16%

A BASKET (GSCBPUR1) OF COMMON STOCKS
				Percentage
Common stocks	Sector	Shares	Value	value

Becton Dickinson and Co.	Health Care	493	106,881	2.50%
BlackRock, Inc.	Financials	170	91,912	2.15%
Danaher Corp.	Health Care	932	91,278	2.14%
Amazon.com, Inc.	Consumer Discretionary	55	78,921	1.85%
Bank of America Corp.	Financials	2,556	76,664	1.79%
Invesco, Ltd.	Financials	2,302	73,680	1.72%
PepsiCo, Inc.	Consumer Staples	657	71,749	1.68%
Kraft Heinz Co. (The)	Consumer Staples	1,109	69,067	1.62%
Visa, Inc. Class A	Information Technology	561	67,159	1.57%
Honeywell International, Inc.	Industrials	457	65,973	1.54%
SunTrust Banks, Inc.	Financials	962	65,451	1.53%
Intuitive Surgical, Inc.	Health Care	148	61,259	1.43%
W.R. Grace & Co.	Materials	884	54,112	1.27%
Raytheon Co.	Industrials	250	53,854	1.26%
Intercontinental Exchange, Inc.	Financials	717	52,007	1.22%
Fortive Corp.	Industrials	644	49,954	1.17%
Boston Scientific Corp.	Health Care	1,817	49,654	1.16%
Jazz Pharmaceuticals PLC	Health Care	329	49,635	1.16%
Agilent Technologies, Inc.	Health Care	738	49,383	1.16%
Sherwin-Williams Co. (The)	Materials	121	47,512	1.11%
Bio-Rad Laboratories, Inc. Class A,	Health Care	177	44,199	1.03%
Northrop Grumman Corp.	Industrials	116	40,540	0.95%
CF Industries Holdings, Inc.	Materials	1,023	38,609	0.90%
Assured Guaranty, Ltd.	Financials	1,036	37,510	0.88%
DowDuPont, Inc.	Materials	578	36,830	0.86%
Alphabet, Inc. Class C,	Information Technology	35	36,366	0.85%
Hartford Financial Services Group, Inc. (The)	Financials	694	35,771	0.84%
Costco Wholesale Corp.	Consumer Staples	181	34,074	0.80%
Sealed Air Corp.	Materials	788	33,718	0.79%
O'Reilly Automotive, Inc.	Consumer Discretionary	134	33,147	0.78%
Republic Services, Inc.	Industrials	495	32,769	0.77%
Amgen, Inc.	Health Care	186	31,679	0.74%
American Financial Group, Inc.	Financials	280	31,418	0.74%
TJX Cos., Inc. (The)	Consumer Discretionary	383	31,244	0.73%
Investors Bancorp, Inc.	Financials	2,219	30,260	0.71%
KKR & Co. LP	Financials	1,412	28,655	0.67%
Ares Capital Corp.	Financials	1,800	28,573	0.67%
General Dynamics Corp.	Industrials	129	28,418	0.67%
Rockwell Automation, Inc.	Industrials	162	28,237	0.66%
Albemarle Corp.	Materials	304	28,187	0.66%
AMETEK, Inc.	Industrials	371	28,172	0.66%
Dover Corp.	Industrials	282	27,712	0.65%
Alcoa Corp.	Materials	610	27,435	0.64%
Molson Coors Brewing Co. Class B	Consumer Staples	363	27,359	0.64%
Kimberly-Clark Corp.	Consumer Staples	246	27,110	0.63%
Alibaba Group Holding, Ltd. ADR (China)	Information Technology	146	26,819	0.63%
Norfolk Southern Corp.	Industrials	194	26,387	0.62%
Cummins, Inc.	Industrials	163	26,379	0.62%
Mastercard, Inc. Class A	Information Technology	151	26,363	0.62%
Axalta Coating Systems, Ltd.	Materials	867	26,161	0.61%

A BASKET (GSGLPWDL) OF COMMON STOCKS
				Percentage
Common stocks	Sector	Shares	Value	value

Repsol SA	Energy	3,727	66,105	1.02%
Total SA (France)	Energy	1,129	64,099	0.99%
Bank of Montreal (Canada)	Financials	833	62,895	0.98%
National Bank of Canada (Canada)	Financials	1,320	62,117	0.96%
Royal Dutch Shell PLC Class A (United Kingdom)	Energy	1,921	60,199	0.93%
Eni SpA (Italy)	Energy	3,203	56,315	0.87%
Valero Energy Corp.	Energy	551	51,093	0.79%
Bank of Nova Scotia (The) (Canada)	Financials	829	51,076	0.79%
Allianz SE (Germany)	Financials	224	50,657	0.79%
Sun Life Financial, Inc. (Canada)	Financials	1,201	49,322	0.76%
Swiss Life Holding AG	Financials	138	48,959	0.76%
Royal Bank of Canada (Canada)	Financials	634	48,939	0.76%
PepsiCo, Inc.	Consumer Staples	424	46,324	0.72%
BP PLC (United Kingdom)	Energy	6,822	45,870	0.71%
Japan Post Bank Co., Ltd. (Japan)	Financials	3,303	44,478	0.69%
TE Connectivity, Ltd.	Information Technology	444	44,384	0.69%
Baloise Holding AG (Switzerland)	Financials	285	43,501	0.67%
NextEra Energy, Inc.	Utilities	265	43,227	0.67%
Boliden AB (Sweden)	Materials	1,190	41,688	0.65%
Swisscom AG (Switzerland)	Telecommunication Services	83	41,233	0.64%
Amgen, Inc.	Health Care	241	41,065	0.64%
Ageas (Belgium)	Financials	793	40,920	0.63%
CA, Inc.	Information Technology	1,200	40,695	0.63%
Exelon Corp.	Utilities	1,043	40,690	0.63%
Canadian Imperial Bank of Commerce (Canada)	Financials	451	39,840	0.62%
Marathon Petroleum Corp.	Energy	539	39,434	0.61%
Pfizer, Inc.	Health Care	1,105	39,233	0.61%
Eastman Chemical Co.	Materials	371	39,175	0.61%
Beiersdorf AG (Germany)	Consumer Staples	343	38,822	0.60%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	Financials	167	38,726	0.60%
Enagas SA (Spain)	Energy	1,400	38,300	0.59%
Woodside Petroleum, Ltd. (Australia)	Energy	1,638	36,787	0.57%
Accenture PLC Class A	Information Technology	228	35,049	0.54%
Manulife Financial Corp. (Canada)	Financials	1,835	34,069	0.53%
AMETEK, Inc.	Industrials	444	33,751	0.52%
ITOCHU Corp. (Japan)	Industrials	1,734	33,424	0.52%
Koninklijke DSM NV (Netherlands)	Materials	337	33,421	0.52%
Raytheon Co.	Industrials	154	33,289	0.52%
Danaher Corp.	Health Care	337	33,017	0.51%
Procter & Gamble Co. (The)	Consumer Staples	412	32,634	0.51%
Phillips 66	Energy	336	32,271	0.50%
Canon, Inc. (Japan)	Information Technology	873	31,600	0.49%
Central Japan Railway Co. (Japan)	Industrials	167	31,542	0.49%
Honeywell International, Inc.	Industrials	215	31,117	0.48%
Cognizant Technology Solutions Corp. Class A	Information Technology	386	31,091	0.48%
CGI Group, Inc. Class A (Canada)	Information Technology	538	31,015	0.48%
UGI Corp.	Utilities	696	30,899	0.48%
WEC Energy Group, Inc.	Utilities	490	30,723	0.48%
Time Warner, Inc.	Consumer Discretionary	319	30,213	0.47%
Klepierre (R) (France)	Real Estate	748	30,146	0.47%

A BASKET (GSGLPWDS) OF COMMON STOCKS
				Percentage
Common stocks	Sector	Shares	Value	value

Anheuser-Busch InBev SA/NV (Belgium)	Consumer Staples	576	63,238	1.05%
Pembina Pipeline Corp. (Canada)	Energy	1,759	54,883	0.92%
Berkshire Hathaway, Inc. Class B,	Financials	260	51,890	0.87%
Nestle SA (Switzerland)	Consumer Staples	632	50,009	0.83%
Prudential PLC	Financials	1,812	45,211	0.75%
Brookfield Asset Management, Inc. (Canada)	Financials	1,086	42,351	0.71%
Telefonica SA (Spain)	Telecommunication Services	4,143	40,927	0.68%
JPMorgan Chase & Co.	Financials	368	40,499	0.68%
Heineken NV (Netherlands)	Consumer Staples	373	40,120	0.67%
Renault SA (France)	Consumer Discretionary	316	38,344	0.64%
Svenska Handelsbanken AB (Sweden)	Financials	2,916	36,390	0.61%
Mitsubishi Estate Co., Ltd. (Japan)	Real Estate	2,096	34,468	0.57%
SAP AG (Germany)	Information Technology	315	32,883	0.55%
TransCanada Corp. (Canada)	Energy	794	32,837	0.55%
AvalonBay Communities, Inc. (R)	Real Estate	199	32,805	0.55%
Unilever NV ADR (Netherlands)	Consumer Staples	575	32,453	0.54%
Duke Energy Corp.	Utilities	418	32,396	0.54%
Camden Property Trust (R)	Real Estate	382	32,167	0.54%
Continental AG (Germany)	Consumer Discretionary	117	32,160	0.54%
Sydney Airport (Australia)	Industrials	6,122	31,552	0.53%
Ferrovial SA (Spain)	Industrials	1,509	31,496	0.53%
Nordea Bank AB (Sweden)	Financials	2,906	31,013	0.52%
Intesa Sanpaolo SpA (Italy)	Financials	8,241	29,950	0.50%
Industria de Diseno Textil SA (Inditex) (Spain)	Consumer Discretionary	951	29,758	0.50%
Danone SA (France)	Consumer Staples	366	29,588	0.49%
Enbridge, Inc. (Canada)	Energy	920	28,944	0.48%
Suncor Energy, Inc. (Canada)	Energy	823	28,427	0.47%
Prologis, Inc. (R)	Real Estate	451	28,405	0.47%
AstraZeneca PLC (United Kingdom)	Health Care	413	28,358	0.47%
Keyera Corp. (Canada)	Energy	1,087	28,270	0.47%
Tokio Marine Holdings, Inc. (Japan)	Financials	628	28,182	0.47%
Vermilion Energy, Inc. (Canada)	Energy	874	28,177	0.47%
salesforce.com, Inc.	Information Technology	240	27,952	0.47%
Eisai Co., Ltd. (Japan)	Health Care	437	27,895	0.47%
Novartis AG (Switzerland)	Health Care	343	27,753	0.46%
Bureau Veritas SA (France)	Industrials	1,067	27,724	0.46%
DowDuPont, Inc.	Materials	435	27,707	0.46%
Aeon Co., Ltd. (Japan)	Consumer Staples	1,542	27,236	0.45%
Swedbank AB Class A (Sweden)	Financials	1,203	26,948	0.45%
Accor SA (France)	Consumer Discretionary	499	26,925	0.45%
Credit Suisse Group AG (Switzerland)	Financials	1,606	26,857	0.45%
Hewlett Packard Enterprise Co.	Information Technology	1,507	26,440	0.44%
Noble Energy, Inc.	Energy	870	26,350	0.44%
ABB, Ltd. (Switzerland)	Industrials	1,088	25,864	0.43%
Nutrien, Ltd. (Canada)	Materials	546	25,803	0.43%
Chubb, Ltd.	Financials	188	25,779	0.43%
Corning, Inc.	Information Technology	921	25,669	0.43%
Kyushu Electric Power Co., Inc. (Japan)	Utilities	2,140	25,660	0.43%
Deere & Co.	Industrials	165	25,656	0.43%
Reckitt Benckiser Group PLC (United Kingdom)	Consumer Staples	301	25,471	0.42%

A BASKET (JPCMPTSH) OF COMMON STOCKS
				Percentage
Common stocks	Sector	Shares	Value	value

Thermo Fisher Scientific, Inc.	Health Care	459	94,843	2.17%
CME Group, Inc.	Financials	569	91,990	2.11%
Archer-Daniels-Midland Co.	Consumer Staples	2,072	89,850	2.06%
Medtronic PLC	Health Care	921	73,848	1.69%
WestRock Co.	Materials	1,134	72,776	1.67%
Netflix, Inc.	Consumer Discretionary	236	69,596	1.59%
Franklin Resources, Inc.	Financials	1,969	68,291	1.56%
Progressive Corp. (The)	Financials	1,024	62,373	1.43%
Fiserv, Inc.	Information Technology	801	57,100	1.31%
Hill-Rom Holdings, Inc.	Health Care	637	55,382	1.27%
Praxair, Inc.	Materials	365	52,613	1.20%
United Parcel Service, Inc. Class B	Industrials	497	51,980	1.19%
Phillips 66	Energy	468	44,877	1.03%
Michael Kors Holdings, Ltd.	Consumer Discretionary	718	44,604	1.02%
Travelers Cos., Inc. (The)	Financials	312	43,303	0.99%
Xcel Energy, Inc.	Utilities	948	43,132	0.99%
Kohl's Corp.	Consumer Discretionary	645	42,252	0.97%
Target Corp.	Consumer Discretionary	602	41,800	0.96%
Varian Medical Systems, Inc.	Health Care	336	41,198	0.94%
STERIS PLC (United Kingdom)	Health Care	420	39,229	0.90%
Intel Corp.	Information Technology	742	38,645	0.88%
Ecolab, Inc.	Materials	281	38,547	0.88%
Lockheed Martin Corp.	Industrials	113	38,119	0.87%
T Rowe Price Group, Inc.	Financials	352	37,983	0.87%
Coca-Cola Co. (The)	Consumer Staples	873	37,906	0.87%
WEC Energy Group, Inc.	Utilities	594	37,250	0.85%
Aflac, Inc.	Financials	842	36,834	0.84%
NVIDIA Corp.	Information Technology	157	36,281	0.83%
Textron, Inc.	Industrials	612	36,068	0.83%
Stryker Corp.	Health Care	224	35,983	0.82%
Deere & Co.	Industrials	230	35,774	0.82%
Procter & Gamble Co. (The)	Consumer Staples	449	35,581	0.81%
PerkinElmer, Inc.	Health Care	441	33,357	0.76%
Duke Energy Corp.	Utilities	428	33,123	0.76%
Altria Group, Inc.	Consumer Staples	520	32,428	0.74%
Invitation Homes, Inc. (R)	Real Estate	1,411	32,224	0.74%
Dominion Energy, Inc.	Utilities	472	31,851	0.73%
Boeing Co. (The)	Industrials	97	31,832	0.73%
Consolidated Edison, Inc.	Utilities	407	31,717	0.73%
Commerce Bancshares, Inc./MO	Financials	494	29,594	0.68%
Brown-Forman Corp. Class B	Consumer Staples	489	26,612	0.61%
FedEx Corp.	Industrials	110	26,529	0.61%
RenaissanceRe Holdings, Ltd.	Financials	191	26,425	0.60%
Illinois Tool Works, Inc.	Industrials	166	26,046	0.60%
LyondellBasell Industries NV Class A	Materials	243	25,731	0.59%
Federated Investors, Inc.	Financials	758	25,320	0.58%
Baker Hughes a GE Co.	Energy	897	24,919	0.57%
Brighthouse Financial, Inc.	Financials	471	24,232	0.55%
Prudential Financial, Inc.	Financials	232	24,011	0.55%
Clorox Co. (The)	Consumer Staples	180	23,894	0.55%

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 3/31/18 (Unaudited)

	Swap counterparty/referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments received by fund	Unrealized appreciation/ (depreciation)

	Bank of America N.A.
	CMBX NA BBB-.6 Index	BBB-/P	$68	$1,000	$147	5/11/63	300 bp — Monthly	$(78)
	CMBX NA BBB-.6 Index	BBB-/P	121	2,000	295	5/11/63	300 bp — Monthly	(173)
	CMBX NA BBB-.6 Index	BBB-/P	228	4,000	589	5/11/63	300 bp — Monthly	(359)
	CMBX NA BBB-.6 Index	BBB-/P	247	4,000	589	5/11/63	300 bp — Monthly	(340)

	Barclays Bank PLC
	CMBX NA BBB-.6 Index	BBB-/P	887	8,000	1,178	5/11/63	300 bp — Monthly	(287)
	CMBX NA BBB-.7 Index	BBB-/P	141	25,000	2,918	1/17/47	300 bp — Monthly	(2,762)

	Citigroup Global Markets, Inc.
	CMBX NA BBB-.6 Index	BBB-/P	815	6,000	884	5/11/63	300 bp — Monthly	(65)

	Credit Suisse International
	CMBX NA A.6 Index	A/P	449	9,000	397	5/11/63	200 bp — Monthly	55
	CMBX NA A.6 Index	A/P	2,994	59,000	2,602	5/11/63	200 bp — Monthly	415
	CMBX NA BBB-.6 Index	BBB-/P	760	6,000	884	5/11/63	300 bp — Monthly	(120)
	CMBX NA BBB-.6 Index	BBB-/P	802	7,000	1,031	5/11/63	300 bp — Monthly	(225)
	CMBX NA BBB-.6 Index	BBB-/P	2,065	18,000	2,651	5/11/63	300 bp — Monthly	(576)
	CMBX NA BBB-.6 Index	BBB-/P	24,378	228,000	33,584	5/11/63	300 bp — Monthly	(9,073)
	CMBX NA BBB-.7 Index	BBB-/P	3,952	50,000	5,835	1/17/47	300 bp — Monthly	(1,854)
	CMBX NA BBB-.7 Index	BBB-/P	35,997	487,000	56,833	1/17/47	300 bp — Monthly	(20,552)

	Goldman Sachs International
	CMBX NA A.6 Index	A/P	309	6,000	265	5/11/63	200 bp — Monthly	47
	CMBX NA A.6 Index	A/P	419	8,000	353	5/11/63	200 bp — Monthly	69
	CMBX NA A.6 Index	A/P	1,476	29,000	1,279	5/11/63	200 bp — Monthly	208
	CMBX NA A.6 Index	A/P	3,977	62,000	2,734	5/11/63	200 bp — Monthly	1,267
	CMBX NA A.7 Index	A-/P	353	7,000	194	1/17/47	200 bp — Monthly	162
	CMBX NA BBB-.6 Index	BBB-/P	259	3,000	442	5/11/63	300 bp — Monthly	(181)
	CMBX NA BBB-.6 Index	BBB-/P	260	3,000	442	5/11/63	300 bp — Monthly	(180)
	CMBX NA BBB-.6 Index	BBB-/P	422	5,000	737	5/11/63	300 bp — Monthly	(312)
	CMBX NA BBB-.6 Index	BBB-/P	661	6,000	884	5/11/63	300 bp — Monthly	(219)
	CMBX NA BBB-.6 Index	BBB-/P	365	7,000	1,031	5/11/63	300 bp — Monthly	(662)
	CMBX NA BBB-.6 Index	BBB-/P	591	7,000	1,031	5/11/63	300 bp — Monthly	(436)
	CMBX NA BBB-.6 Index	BBB-/P	633	8,000	1,178	5/11/63	300 bp — Monthly	(541)
	CMBX NA BBB-.6 Index	BBB-/P	435	9,000	1,326	5/11/63	300 bp — Monthly	(885)
	CMBX NA BBB-.6 Index	BBB-/P	990	9,000	1,326	5/11/63	300 bp — Monthly	(330)
	CMBX NA BBB-.6 Index	BBB-/P	1,218	10,000	1,473	5/11/63	300 bp — Monthly	(250)
	CMBX NA BBB-.6 Index	BBB-/P	1,160	14,000	2,062	5/11/63	300 bp — Monthly	(894)
	CMBX NA BBB-.6 Index	BBB-/P	1,671	15,000	2,210	5/11/63	300 bp — Monthly	(529)
	CMBX NA BBB-.6 Index	BBB-/P	1,090	16,000	2,357	5/11/63	300 bp — Monthly	(1,257)
	CMBX NA BBB-.6 Index	BBB-/P	2,221	16,000	2,357	5/11/63	300 bp — Monthly	(126)
	CMBX NA BBB-.6 Index	BBB-/P	878	18,000	2,651	5/11/63	300 bp — Monthly	(1,763)
	CMBX NA BBB-.6 Index	BBB-/P	2,923	27,000	3,977	5/11/63	300 bp — Monthly	(1,038)
	CMBX NA BBB-.6 Index	BBB-/P	3,376	36,000	5,303	5/11/63	300 bp — Monthly	(1,905)
	CMBX NA BBB-.6 Index	BBB-/P	4,360	58,000	8,543	5/11/63	300 bp — Monthly	(4,150)
	CMBX NA BBB-.7 Index	BBB-/P	695	8,000	934	1/17/47	300 bp — Monthly	(234)
	CMBX NA BBB-.7 Index	BBB-/P	1,448	17,000	1,984	1/17/47	300 bp — Monthly	(526)
	CMBX NA BBB-.7 Index	BBB-/P	7,737	111,000	12,954	1/17/47	300 bp — Monthly	(5,152)
	CMBX NA BBB-.7 Index	BBB-/P	8,352	113,000	13,187	1/17/47	300 bp — Monthly	(4,770)

	JPMorgan Securities LLC
	CMBX NA BBB-.6 Index	BBB-/P	1,189	8,000	1,178	5/11/63	300 bp — Monthly	15
	CMBX NA A.6 Index	A/P	253	5,000	221	5/11/63	200 bp — Monthly	35
	CMBX NA A.6 Index	A/P	307	6,000	265	5/11/63	200 bp — Monthly	45
	CMBX NA A.6 Index	A/P	501	11,000	485	5/11/63	200 bp — Monthly	20
	CMBX NA A.6 Index	A/P	871	18,000	794	5/11/63	200 bp — Monthly	84
	CMBX NA BBB-.6 Index	BBB-/P	131	1,000	147	5/11/63	300 bp — Monthly	(16)
	CMBX NA BBB-.6 Index	BBB-/P	375	3,000	442	5/11/63	300 bp — Monthly	(65)
	CMBX NA BBB-.6 Index	BBB-/P	747	5,000	737	5/11/63	300 bp — Monthly	14
	CMBX NA BBB-.6 Index	BBB-/P	660	6,000	884	5/11/63	300 bp — Monthly	(220)
	CMBX NA BBB-.6 Index	BBB-/P	945	8,000	1,178	5/11/63	300 bp — Monthly	(228)
	CMBX NA BBB-.6 Index	BBB-/P	1,554	10,000	1,473	5/11/63	300 bp — Monthly	87
	CMBX NA BBB-.6 Index	BBB-/P	2,952	20,000	2,946	5/11/63	300 bp — Monthly	17
	CMBX NA BBB-.6 Index	BBB-/P	3,242	23,000	3,388	5/11/63	300 bp — Monthly	(132)
	CMBX NA BBB-.6 Index	BBB-/P	2,837	25,000	3,683	5/11/63	300 bp — Monthly	(831)
	CMBX NA BBB-.6 Index	BBB-/P	3,028	27,000	3,977	5/11/63	300 bp — Monthly	(933)
	CMBX NA BBB-.6 Index	BBB-/P	2,966	27,000	3,977	5/11/63	300 bp — Monthly	(996)
	CMBX NA BBB-.6 Index	BBB-/P	6,108	51,000	7,512	5/11/63	300 bp — Monthly	(1,375)
	CMBX NA BBB-.6 Index	BBB-/P	6,641	55,000	8,102	5/11/63	300 bp — Monthly	(1,428)
	CMBX NA BBB-.6 Index	BBB-/P	12,194	88,000	12,962	5/11/63	300 bp — Monthly	(717)
	CMBX NA BBB-.6 Index	BBB-/P	38,179	217,000	31,964	5/11/63	300 bp — Monthly	6,339

	Morgan Stanley & Co. International PLC
	CMBX NA BBB-.6 Index	BBB-/P	5,256	38,000	5,597	5/11/63	300 bp — Monthly	(319)
	CMBX NA A.6 Index	A/P	726	12,000	529	5/11/63	200 bp — Monthly	201

	Upfront premium received		213,845			Unrealized appreciation		9,080

	Upfront premium (paid)		—			Unrealized (depreciation)		(70,064)

	Total		$213,845				Total	$(60,984)

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at March 31, 2018. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 3/31/18 (Unaudited)
	Swap counterparty/referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)

	Citigroup Global Markets, Inc.
	CMBX NA BB.7 Index	$(816)	$5,000	$963	1/17/47	(500 bp) — Monthly	$141
	CMBX NA BB.7 Index	(785)	5,000	963	1/17/47	(500 bp) — Monthly	172

	Credit Suisse International
	CMBX NA BB.7 Index	(1,447)	82,000	19,614	5/11/63	(500 bp) — Monthly	18,089
	CMBX NA BB.7 Index	(2,961)	18,000	3,465	1/17/47	(500 bp) — Monthly	487

	Goldman Sachs International
	CMBX NA BB.6 Index	(5,422)	53,000	12,678	5/11/63	(500 bp) — Monthly	7,204
	CMBX NA BB.7 Index	(757)	5,000	963	1/17/47	(500 bp) — Monthly	201
	CMBX NA BB.6 Index	(2,776)	19,000	4,545	5/11/63	(500 bp) — Monthly	1,750
	CMBX NA BB.7 Index	(10,482)	62,000	11,935	1/17/47	(500 bp) — Monthly	1,392
	CMBX NA BB.7 Index	(3,286)	18,000	3,465	1/17/47	(500 bp) — Monthly	161
	CMBX NA BB.7 Index	(1,638)	10,000	1,925	1/17/47	(500 bp) — Monthly	277

	JPMorgan Securities LLC
	CMBX NA BB.7 Index	(969)	5,000	963	1/17/47	(500 bp) — Monthly	(12)
	CMBX NA BB.6 Index	(281)	2,000	478	5/11/63	(500 bp) — Monthly	195
	CMBX NA BB.7 Index	(3,322)	18,000	3,465	1/17/47	(500 bp) — Monthly	126
	CMBX NA BB.7 Index	(1,565)	10,000	1,925	1/17/47	(500 bp) — Monthly	350
	CMBX NA BB.7 Index	(1,299)	8,000	1,540	1/17/47	(500 bp) — Monthly	233
	CMBX NA BB.7 Index	(785)	5,000	963	1/17/47	(500 bp) — Monthly	172
	CMBX NA BBB-.7 Index	(14,261)	130,000	15,171	1/17/47	(300 bp) — Monthly	835
	CMBX NA BBB-.7 Index	(2,567)	23,000	2,684	1/17/47	(300 bp) — Monthly	104
	CMBX NA BBB-.7 Index	(592)	11,000	1,284	1/17/47	(300 bp) — Monthly	686
	CMBX NA BBB-.7 Index	(1,048)	10,000	1,167	1/17/47	(300 bp) — Monthly	114

	Morgan Stanley & Co. International PLC
	CMBX NA BBB-.7 Index	(3,872)	38,000	4,435	1/17/47	(300 bp) — Monthly	541

	Upfront premium received	—			Unrealized appreciation		33,230

	Upfront premium (paid)	(60,931)			Unrealized (depreciation)		(12)

	Total	$(60,931)				Total	$33,218

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 3/31/18 (Unaudited)

	Referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)

	NA HY Series 30 Index	$135,843	$2,177,000	$131,334	6/20/23	(500 bp) — Quarterly	$3,300

	Total	$135,843					$3,300

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Key to holding's currency abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
ETF	Exchange Traded Fund
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
PJSC	Public Joint Stock Company
PO	Principal Only
SPDR	S&P Depository Receipts
TBA	To Be Announced Commitments

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2018 through March 31, 2018 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
Effective 4/30/18, Putnam VT Absolute Return 500 Fund was renamed Putnam VT Multi Asset Absolute Return Fund.
(a)	Percentages indicated are based on net assets of $31,509,455.
(CLN)	The value of the commodity linked notes, which are marked to market daily, may be based on a multiple of the performance of the index. The multiple (or leverage) will increase the volatility of the note's value relative to the change in the underlying index.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC, and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:

	Name of affiliate	Fair value as of 12/31/17	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 03/31/18

Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$708,475	$4,517,125	$4,590,450	$2,542	$635,150
	Putnam Short Term Investment Fund**	5,958,161	1,145,752	250,000	26,183	6,853,913

	Total Short-term investments	$6,666,636	$5,662,877	$4,840,450	$28,725	$7,489,063
* No management fees are charged to Putnam Cash Collateral Pool, LLC. There were no realized or unrealized gains or losses during the period.
# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund's agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $635,150, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $624,013.
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $251,546.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $168,859.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $382,775.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
At the close of the reporting period, the fund maintained liquid assets totaling $2,231,672 to cover certain derivative contracts and delayed delivery securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Repurchase agreements: The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements, which totaled $7,930,500, is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge against changes in values of securities it owns, owned or expects to own, and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates, for hedging treasury term structure risk, for yield curve positioning and to equitize cash.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin".
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk, and to gain exposure to currencies.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates, for hedging term structure risk, for yield curve positioning, for gaining exposure to rates in various countries and to hedge prepayment risk.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund's maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, for gaining exposure to specific sectors, for hedging inflation, for gaining exposure to inflation, to manage exposure to specific sectors or industries, to manage exposure to specific securities, to gain exposure to a basket of securities, to manage exposure to credit risk, to gain exposure to specific markets or countries, to gain exposure to specific sectors or industries, to gain exposure to rates of inflation in specific regions or countries and to hedge inflation in specific regions or countries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund's maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, for gaining liquid exposure to individual names, to hedge market risk, for gaining exposure to specific sectors and to gain exposure on individual names and/or baskets of securities.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund's maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $240,611 at the close of the reporting period.
Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $276,406 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $168,859 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$127,129	$224,596	$—
Capital goods	—	96,138	—
Communication services	192,880	107,777	—
Consumer cyclicals	76,593	335,755	—
Consumer staples	69,543	84,832	—
Energy	86,954	24,348	—
Financials	116,196	919,262	—
Health care	63,526	83,011	—
Technology	250,686	575,858	—
Transportation	—	56,160	—
Utilities and power	78,904	104,994	—
Total common stocks	1,062,411	2,612,731	—
Asset-backed securities	—	99,000	—
Commodity linked notes	—	2,268,037	—
Corporate bonds and notes	—	148,862	—
Foreign government and agency bonds and notes		146,438
Investment companies	2,488,814	—	—
Mortgage-backed securities	—	1,501,953	—
Purchased options outstanding	—	113,263	—
Purchased swap options outstanding	—	5,060	—
U.S. government and agency mortgage obligations	—	4,005,391	—
Warrants	42,837	—	—
Short-term investments	6,853,913	14,772,869	—

Totals by level	$10,447,975	$25,673,604	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(66,171)	$—
Futures contracts	(33,078)	—	—
Written options outstanding	—	(1,705)	—
Written swap options outstanding	—	(7,003)	—
Forward premium swap option contracts	—	352	—
TBA sale commitments	—	(2,004,218)	—
Interest rate swap contracts	—	113,820	—
Total return swap contracts	—	463,691	—
Credit default contracts	—	(313,223)	—

Totals by level	$(33,078)	$(1,814,457)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.

During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$94,149	$407,372
Foreign exchange contracts	62,890	129,061
Equity contracts	1,167,664	600,386
Interest rate contracts	164,986	35,027

Total	$1,489,689	$1,171,846

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased equity option contracts (contract amount)		$14,000
Purchased currency option contracts (contract amount)		$530,000
Purchased swap option contracts (contract amount)		$2,200,000
Written equity option contracts (contract amount)		$5,000
Written currency option contracts (contract amount)		$530,000
Written swap option contracts (contract amount)		$2,200,000
Futures contracts (number of contracts)		50
Forward currency contracts (contract amount)		$15,600,000
OTC interest rate swap contracts (notional)		$—*
Centrally cleared interest rate swap contracts (notional)		$24,600,000
OTC total return swap contracts (notional)		$65,700,000
Centrally cleared total return swap contracts (notional)		$—*
OTC credit default contracts (notional)		$3,100,000
Centrally cleared credit default contracts (notional)		$2,200,000
Warrants (number of warrants)		31,000
* For the reporting period there were no holdings at the end of each fiscal quarter and the transactions were considered minimal.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: May 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: May 29, 2018

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: May 29, 2018